Income Taxes (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Jan. 07, 2014
Investment [Line Items]
Net operating loss carryovers	$ (27.6)	$ (12.7)
Federal statutory tax rate	34.00%	34.00%
Money-on-Mobile [Member]
Investment [Line Items]
Ownership interest			49.90%